Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill	The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023:
	IT professional services	Software services	Total
As of January 1, 2022	$75,603	$71,200	$146,803

Business combinations	19,622	2,705	22,327
Measurement period adjustments	(902)	(176)	(1,078)
Foreign currency translation adjustments	(4,326)	(5,027)	(9,353)

As of January 1, 2023	$89,997	$68,702	$158,699

Business combinations	9,410	-	9,410
Foreign currency translation adjustments	(959)	(1,085)	(2,044)

As of December 31, 2023	$98,448	$67,617	$166,065

Schedule of Assessment for Goodwill Impairment	The Company performed an assessment for goodwill impairment for both of its segments, which is the level at which goodwill is monitored for internal management purposes and concluded that there is no impairment loss for the year ended December 31, 2023, based on the assumptions presented below:
	December 31, 2023
	IT professional services	Software services
Carrying amount	$187,183	$74,009
Weighted average cost of capital	15%	13.9%
Terminal value growth rate	3%	3%